Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Admissions	$ 340,183	$ 323,529	$ 747,610	$ 715,842	$ 884,407	$ 824,937	$ 730,368
Food, merchandise and other	198,206	198,726	440,681	444,737	539,345	505,837	465,735
Total revenues	538,389	522,255	1,188,291	1,160,579	1,423,752	1,330,774	1,196,103
Costs and expenses:
Cost of food, merchandise and other revenues	40,422	43,450	93,224	99,109	118,559	112,498	97,871
Operating expenses	202,625	191,399	570,559	560,145	726,509	687,999	673,829
Selling, general and administrative	47,426	58,807	149,581	150,571	184,920	172,368	159,506
Termination of advisory agreement			50,072
Depreciation and amortization	42,322	44,737	124,154	122,085	166,975	213,592	207,156
Total costs and expenses	332,795	338,393	987,590	931,910	1,196,963	1,186,457	1,138,362
Operating income	205,594	183,862	200,701	228,669	226,789	144,317	57,741
Other income (expense), net	13	237	193	2,110	1,563	(1,679)	1,937
Interest expense	21,018	29,545	72,550	86,263	111,426	110,097	134,383
Loss on early extinguishment of debt and write-off of discounts and deferred financing costs			32,429
Income (loss) before income taxes	184,589	154,554	95,915	144,516	116,926	32,541	(74,705)
Provision for (benefit from) income taxes	64,390	62,297	31,930	58,273	39,482	13,428	(29,241)
Net income (loss)	120,199	92,257	63,985	86,243	77,444	19,113	(45,464)
Other comprehensive income (loss):
Unrealized (loss) gain on derivatives, net of tax	(1,127)	(1,172)	1,453	(1,172)	(1,254)
Comprehensive income (loss)	$ 119,072	$ 91,085	$ 65,438	$ 85,071	$ 76,190	$ 19,113	$ (45,464)
Earnings per share:
Net income (loss) per share	$ 1.34	$ 1.12	$ 0.74	$ 1.05	$ 0.94	$ 0.23	$ (0.56)
Net income (loss) per share	$ 1.33	$ 1.11	$ 0.73	$ 1.04	$ 0.93	$ 0.23	$ (0.56)
Weighted average commons shares outstanding:
Basic, shares	89,610	82,461	86,867	82,480	82,480	81,392	80,800
Diluted, shares	90,206	83,374	87,531	83,301	83,552	82,024	80,800
Cash dividends declared per share:
Cash dividends declared per share	$ 0.20		$ 0.40	$ 6.07